Equity (Details) - USD ($)					6 Months Ended
	May 19, 2026	Jan. 01, 2026	Nov. 30, 2025	May 19, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Apr. 07, 2025
Equity [Line Items]
Reverse stock split	1-for-150		1-for-25
Gross proceed (in Dollars)					$ 2,400,000
Net profits after income tax rate					10.00%
Statutory reserve percentage					50.00%
Ordinary Shares [Member]
Equity [Line Items]
Reverse stock split				of
Sale of shares (in Shares)		20,000,000
Price per share (in Dollars per share)	$ 90	$ 0.6
Gross proceed (in Dollars)		$ 12,000,000
VIE [Member]
Equity [Line Items]
Restricted net assets (in Dollars)					$ 24,826,509		$ 33,947,126
Ordinary Shares [Member]
Equity [Line Items]
Shareholders in lieu fractional shares (in Shares)					41
Changzhou Higgs [Member]
Equity [Line Items]
Noncontrolling interest rate					40.00%
Hengmao [Member]
Equity [Line Items]
Noncontrolling interest rate								4.76%
Reverse stock split [Member]
Equity [Line Items]
Sale of shares (in Shares)	133,333